Report of the directors financial review risk report - Trading VaR, 99% 1 day (Details) - Trading portfolios - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of financial assets [line items]
Value at risk	$ 67.8	$ 49.5	$ 36.3
Average
Disclosure of financial assets [line items]
Value at risk	55.7	45.0	39.1
Maximum
Disclosure of financial assets [line items]
Value at risk	82.4	78.3	55.6
Minimum
Disclosure of financial assets [line items]
Value at risk	42.2	34.0	29.1
Foreign exchange and commodity
Disclosure of financial assets [line items]
Value at risk	18.9	15.4	11.3
Foreign exchange and commodity | Average
Disclosure of financial assets [line items]
Value at risk	16.7	13.0	14.2
Foreign exchange and commodity | Maximum
Disclosure of financial assets [line items]
Value at risk	23.5	18.3	29.2
Foreign exchange and commodity | Minimum
Disclosure of financial assets [line items]
Value at risk	10.6	9.1	5.7
Interest rate
Disclosure of financial assets [line items]
Value at risk	64.9	40.0	26.8
Interest rate | Average
Disclosure of financial assets [line items]
Value at risk	51.9	32.7	26.3
Interest rate | Maximum
Disclosure of financial assets [line items]
Value at risk	74.8	73.3	33.9
Interest rate | Minimum
Disclosure of financial assets [line items]
Value at risk	33.9	20.2	20.3
Equity
Disclosure of financial assets [line items]
Value at risk	23.5	18.6	14.6
Equity | Average
Disclosure of financial assets [line items]
Value at risk	17.5	17.7	14.5
Equity | Maximum
Disclosure of financial assets [line items]
Value at risk	23.5	24.8	19.2
Equity | Minimum
Disclosure of financial assets [line items]
Value at risk	14.9	13.9	11.5
Credit spread
Disclosure of financial assets [line items]
Value at risk	16.1	11.9	16.1
Credit spread | Average
Disclosure of financial assets [line items]
Value at risk	11.1	14.6	19.1
Credit spread | Maximum
Disclosure of financial assets [line items]
Value at risk	16.1	23.9	27.9
Credit spread | Minimum
Disclosure of financial assets [line items]
Value at risk	7.7	9.1	12.0
Portfolio diversification
Disclosure of financial assets [line items]
Value at risk	(55.6)	(36.4)	(32.5)
Portfolio diversification | Average
Disclosure of financial assets [line items]
Value at risk	$ (41.5)	$ (33.1)	$ (35.1)